SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Sep. 30, 2022	Dec. 31, 2021
Trade Payables And Accrued Liabilities
Trade accounts payable	$ 554,910	$ 362,890
Accrued liabilities	926,808	402,540
Government grant payable	33,709	33,709
Trade payables and accrued liabilities	$ 1,515,427	$ 799,139